Schedule of trade receivables by geography (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,897	$ 1,950
United States Market [member]
IfrsStatementLineItems [Line Items]
Trade receivables	127	37
Europe Country [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,770	$ 1,913